Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Equity Funds

Fixed-Income Funds

Supplement dated April 3, 2013 to

the Retail Shares Prospectus dated December 1, 2012,

as supplemented January 28, 2013,

the Fiduciary Shares Prospectus dated December 1, 2012,

as supplemented January 28, 2013,

the Class M Shares Prospectus dated December 1, 2012,

as supplemented January 28, 2013,

the Class U Shares Prospectus dated December 1, 2012 and

the Statement of Additional Information dated December 1, 2012.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectuses and Statement of Additional Information.

Fund Reorganizations

At a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees approved the reorganizations (each, a “Reorganization”) of the series of HighMark Funds listed in the table below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) into the corresponding investment portfolios of Nationwide Mutual Funds also listed in the table below (each portfolio, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Nationwide Mutual Funds’ Board of Trustees also approved the Reorganizations.

Acquired Funds	Acquiring Funds

HighMark Geneva Mid Cap Growth Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide Geneva Mid Cap Growth Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Geneva Small Cap Growth Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide Geneva Small Cap Growth Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Value Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary ¡ Class U	Nationwide HighMark Value Fund ¡ Class A ¡ Class C ¡ Institutional Service Class ¡ Class U
HighMark International Opportunities Fund ¡ Class A ¡ Class C ¡ Fiduciary ¡ Class M	Nationwide Bailard International Equities Fund ¡ Class A ¡ Class C ¡ Institutional Service Class ¡ Class M

HMKSK1070020

Acquired Funds	Acquiring Funds

HighMark Short Term Bond Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide HighMark Short Term Bond Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Cognitive Value Fund ¡ Class A ¡ Class C ¡ Fiduciary ¡ Class M	Nationwide Bailard Cognitive Value Fund ¡ Class A ¡ Class C ¡ Institutional Service Class ¡ Class M
HighMark Enhanced Growth Fund ¡ Class A ¡ Class C ¡ Fiduciary ¡ Class M	Nationwide Bailard Technology & Science Fund ¡ Class A ¡ Class C ¡ Institutional Service Class ¡ Class M
HighMark NYSE Arca Tech 100 Index Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide Ziegler NYSE Arca Tech 100 Index Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Large Cap Core Equity Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide HighMark Large Cap Core Equity Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Small Cap Core Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide HighMark Small Cap Core Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Large Cap Growth Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide HighMark Large Cap Growth Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Balanced Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide HighMark Balanced Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Equity Income Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide Ziegler Equity Income Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark California Intermediate Tax-Free Bond Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide HighMark California Intermediate Tax Free Bond Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark National Intermediate Tax-Free Bond Fund ¡ Class A ¡ Class C ¡ Fiduciary	Nationwide HighMark National Intermediate Tax Free Bond Fund ¡ Class A ¡ Class C ¡ Institutional Service Class

Acquired Funds	Acquiring Funds

HighMark Wisconsin Tax-Exempt Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide Ziegler Wisconsin Tax Exempt Fund ¡ Class A ¡ Class C ¡ Institutional Service Class
HighMark Bond Fund ¡ Class A and Class B ¡ Class C ¡ Fiduciary	Nationwide HighMark Bond Fund ¡ Class A ¡ Class C ¡ Institutional Service Class

Subject to a number of conditions, including approval by the shareholders of HighMark Funds at special meetings of the shareholders expected to be held in August 2013, it is currently expected that the Reorganizations will be completed during the third quarter of 2013. Each Reorganization would consist of (i) the transfer of all of the assets, property and goodwill (exclusive of any rights to the “HighMark” name) of an Acquired Fund in exchange solely for, as applicable, Class A shares (“Class A Acquisition Shares”), Class C shares (“Class C Acquisition Shares”), Institutional Service Class shares (“Institutional Service Acquisition Shares”), Class U shares (“Class U Acquisition Shares”) and Class M shares (“Class M Acquisition Shares”) of beneficial interest, no par value per share, of the corresponding Acquiring Fund, as set forth above; (ii) the assumption by the corresponding Acquiring Fund of all of such Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise; and (iii) the distribution, after the closing date, of Class A Acquisition Shares, Class C Acquisition Shares, Institutional Service Acquisition Shares, Class U Acquisition Shares and Class M Acquisition Shares, as applicable, and the termination, dissolution and complete liquidation of such Acquired Fund. Each Acquiring Fund is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and liabilities of the corresponding Acquired Fund. The Reorganizations would be done in accordance with the agreement and plan of reorganization, which may be amended, modified, supplemented or terminated in accordance with the terms of the agreement and plan of reorganization.

HighMark Capital Management, Inc., the Acquired Funds’ investment adviser (“HCM”), and Nationwide Fund Advisors, the Acquiring Funds’ investment adviser, have agreed to bear all costs and expenses associated with the Reorganizations, except that HCM shall be solely responsible for any costs or expenses incurred in connection with the termination, dissolution and complete liquidation of each Acquired Fund.

It is anticipated that each Reorganization will be tax-free to each Acquired Fund and its shareholders, such that no gain or loss will be recognized by shareholders as a direct result of the Reorganizations for U.S. federal income tax purposes.

No shareholder action is necessary at this time. Additional information, including a description of each Reorganization and information about fees, expenses and risk factors, will be provided to shareholders of each Acquired Fund in a Prospectus/Proxy Statement that is expected to be mailed in June/July 2013. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meetings where the Reorganizations will be considered. Prior to each Reorganization, Acquired Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Prospectuses.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquired Funds or Acquiring Funds, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-433-6884 or visit www.highmarkfunds.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

Fund Liquidations

At a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees voted to liquidate HighMark Tactical Growth & Income Allocation Fund. The liquidation is currently expected to occur in the second calendar quarter of 2013.

Also at a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees voted, subject to shareholder approval, to liquidate HighMark Tactical Capital Growth Allocation Fund. In connection with such vote, a meeting of shareholders has been called by the Board of Trustees for the purpose of voting on the liquidation of the Fund, which shareholder meeting is expected to occur in the second calendar quarter of 2013. No shareholder action is necessary at this time. Additional information will be provided to shareholders of HighMark Tactical Capital Growth Allocation Fund in a proxy statement that is expected to be mailed in the second calendar quarter of 2013. The proxy statement will provide information regarding the date, time and location of the shareholder meeting where the liquidation will be considered.

Filed pursuant to Rule 497(e)

File Nos. 033-12608 and 811-05059

HighMark Funds

Money Market Funds

Supplement dated April 3, 2013 to

the Retail Shares Prospectus dated December 1, 2012,

the Fiduciary Shares Prospectus dated December 1, 2012,

the Class S Shares Prospectus dated December 1, 2012 and

the Statement of Additional Information dated December 1, 2012.

This supplement provides new and additional information beyond the information already contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectuses and Statement of Additional Information.

At a meeting held on March 29, 2013, HighMark Funds’ Board of Trustees approved the reorganizations (each, a “Reorganization”) of the series of HighMark Funds listed in the table below (each an “Acquired Fund” and collectively, the “Acquired Funds”) into, as applicable, California Daily Tax Free Income Fund, Inc. or the corresponding portfolios of Daily Income Fund also listed in the table below (California Daily Tax Free Income Fund, Inc. and the portfolios of Daily Income Fund, each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Board of Trustees of Daily Income Fund and the Board of Directors of California Daily Tax Free Income Fund, Inc. also approved the Reorganizations.

Acquired Fund	Acquiring Fund
HighMark 100% U.S. Treasury Money Market Fund ¡ Class A and Class S ¡ Fiduciary	U.S. Treasury Portfolio ¡ Investor Select ¡ Fiduciary
HighMark Diversified Money Market Fund ¡ Class A and Class S ¡ Fiduciary	Money Market Portfolio ¡ Investor Select ¡ Fiduciary
HighMark Treasury Plus Money Market Fund ¡ Class A and Class S ¡ Fiduciary	U.S. Treasury Portfolio ¡ Investor Select ¡ Fiduciary
HighMark U.S. Government Money Market Fund ¡ Class A, Class B, Class C and Class S ¡ Fiduciary	U.S. Government Portfolio ¡ Investor Select ¡ Fiduciary
HighMark California Tax-Free Money Market Fund ¡ Class A and Class S ¡ Fiduciary	California Daily Tax Free Income Fund, Inc. ¡ Class A ¡ Class B

Subject to a number of conditions, including approval by the shareholders of HighMark Funds at special meetings of the shareholders expected to be held in July 2013, it is currently expected that the Reorganizations will be completed on or around July 26, 2013. Each Reorganization would consist of (i) the transfer of all of the assets of an Acquired Fund to the corresponding Acquiring Fund in exchange solely for, as applicable, Investor Select Shares (“Investor Select Acquisition Shares”), Fiduciary Shares (“Fiduciary Shares Acquisition Shares”), Class A Shares (“Class A

HMKSK1070010

Acquisition Shares”) and Class B Shares (“Class B Acquisition Shares”) of the corresponding Acquiring Fund; (ii) the assumption by the corresponding Acquiring Fund of the obligations (as such term is defined in the agreements and plans of reorganization) of such Acquired Fund; (iii) the distribution, after the closing date, of the Investor Select Acquisition Shares, Fiduciary Shares Acquisition Shares, Class A Acquisition Shares and Class B Acquisition Shares, as applicable, to the shareholders of such Acquired Fund; and (iv) the termination, dissolution and complete liquidation of such Acquired Fund. The Reorganizations would be done in accordance with the agreements and plans of reorganization, which may be amended, modified, supplemented or terminated in accordance with the terms of such agreements and plans of reorganization.

HighMark Capital Management, Inc., the Acquired Funds’ investment adviser (“HCM”), and Reich & Tang Asset Management, LLC, the Acquiring Funds’ investment adviser (“R&T”), have agreed to bear all costs and expenses associated with the Reorganizations in the manner prescribed and as set forth in the Cooperation Agreement between HCM and R&T dated April 2, 2013.

It is anticipated that each Reorganization will be tax-free to each Acquired Fund and its shareholders, such that no gain or loss will be recognized by shareholders as a direct result of the Reorganizations for U.S. federal income tax purposes. There is a chance that one or more of the Reorganizations will have some tax implications for some investors. Please contact HighMark Funds at 1-800-433-6884 if you have questions about the Reorganizations or your account.

No shareholder action is necessary at this time. Additional information, including a description of each Reorganization and information about fees, expenses and risk factors, will be provided to shareholders of each Acquired Fund in a Prospectus/Proxy Statement that is expected to be mailed in May 2013. The Prospectus/Proxy Statement will provide information regarding the date, time and location of the shareholder meetings where the Reorganizations will be considered. Prior to each Reorganization, Acquired Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in the Prospectuses.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquired Funds or Acquiring Funds, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a Reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-800-433-6884 or visit www.highmarkfunds.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.